Income taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Unrecognized deferred tax liabilities	$ 21,803	$ 18,357
Unrecognized deferred tax assets	18,453	$ 10,862
Canadian parent
Statement [Line Items]
Non-capital tax losses	$ 11,830
Cayman Island subsidiary
Statement [Line Items]
Income tax rate	0.00%
United States parent
Statement [Line Items]
Non-capital tax losses	$ 964